CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net loss	$ (5,221)	$ (4,739)		$ (1,610)
Other comprehensive income (loss):
Change in foreign currency translation adjustments	5			21
Available-for-sale investments:
Change in net unrealized gains (loss)	4		[1]	(23)
Other comprehensive income (loss)	9			(2)
Comprehensive loss	$ (5,212)	$ (4,739)		$ (1,612)

[1]	Represents an amount less than $1.